Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net Income (loss)	$ (163,125)	$ 18,111	$ (441,555)	$ (1,155,442)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization expense	1,457	20,393	70,484	93,711
Options and warrants granted	15,450	69,452	208,706	637,813
Impairment of inventory				171,331
Changes in operating assets and liabilities:
Accounts receivable	(42,302)	7,773	14,611	(17,304)
Accounts receivable-related parties	16,715	(30,295)	(16,715)	73,749
Deposits	(43,250)	(38,876)	31,469	57,447
Prepaid Expense	837		(2,512)
Inventory	58,526	95,811	34,930	(142,978)
Accounts payable and accrued expenses	72,791	(71,366)	(79,108)	61,302
Customer deposits	32,984	(51,456)	(47,279)	139,556
Accounts payable-related parties	10,764		(1,500)
Accrued compensation-related parties	(4,110)	(11,924)	(44,308)	95,301
Net Cash (Used in) Provided by Operating Activities	(43,264)	7,623	(272,777)	40,111
INVESTING ACTIVITIES
Purchase of property and equipment		(10,621)	(15,471)
Net Cash Used in Investing Activities		(10,621)	(15,471)
FINANCING ACTIVITIES
Issuance of common stock for cash	20,000		150,000
Exercise of warrants and options for cash			134,500
Note Payable	40,000
Repayment of note payable				(84,158)
Net Cash Provided by (Used in) Financing Activities	60,000		284,500	(84,158)
NET INCREASE (DECREASE) IN CASH	16,737	(2,998)	(3,748)	(44,047)
CASH AT BEGINNING OF PERIOD	31,196	34,944	34,944	78,991
CASH AT END OF PERIOD	47,933	31,946	31,196	34,944
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash Paid For: Interest	408		145	4,720
Cash Paid For: Income taxes	800	800	800	800
NON CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for debt				$ 18,698